Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 4,968,418	$ 20,825,860
Grant receivable	360,229
Prepaid expenses and other current assets	2,050,758	1,906,315
Total current assets	7,379,405	22,732,175
Property and equipment, net of depreciation	208,581	206,268
Total assets	7,587,986	22,938,443
Current liabilities:
Accounts payable and accrued expenses	4,347,290	2,503,569
Deferred grant income	0	30,528
Total current liabilities	4,347,290	2,534,097
Total liabilities	4,347,290	2,534,097
Stockholders' equity:
Preferred stock - $0.0001 par value; 10,000,000 and 5,000,000 shares authorized at December 31, 2022 and 2021, respectively; - 0- shares issued and outstanding at December 31, 2022 and 2021
Common stock - $0.0001 par value, 290,000,000 shares authorized at December 31, 2022 and 2021; 12,977,234 and 12,904,574 shares issued and outstanding at December 31, 2022 and 2021, respectively	65	1,291
Additional paid-in capital	31,110,880
Additional paid-in capital	31,109,647	30,708,336
Accumulated deficit	(27,870,249)	(10,305,281)
Total stockholders' equity	3,240,696	20,404,346
Total liabilities and stockholders' equity	$ 7,587,986	$ 22,938,443